Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and equivalents	$ 437,909	$ 25,144	$ 1,204,411
Inventory	3,840
Prepayment and deposits	5,365	3,333	339,306
Assets of discountinued operations	12,760	10,061	96,997
TOTAL CUURENT ASSETS	459,874	38,538	1,640,714
NON-CURRENT ASSETS
Property and equipment, net of accumulated depreciation of $5,309 and $4,238 and $0	17,783	18,854
Right-of-use asset - operating lease	81,437	87,653
Rent deposits	7,399	6,832
Assets of discontinued operations	103,448	113,645	551,762
NET NON-CURRENT ASSETS	210,067	226,984	551,762
TOTAL ASSETS	669,941	265,522	2,192,477
CURRENT LIABILITIES
Accounts payable and accrued liabilities	6,810	18,026	56,211
Accrued interest payable	34,676	42,195	41,824
Accrued compensation - related parties	151,500	154,500	58,500
Right-of-use liability - operating lease	81,437	24,138
Convertible notes payable, net of debt discount of $959,303 and $370,923 and $282,144	87,447	74,827	144,106
Loans payable to related parties	129,726	25,392	84,346
Loans payable	55,000	55,000	30,000
Derivative liabilities	2,040,383	517,366	458,745
Billing in excess of costs and estimated earnings			1,657,998
Net liabilities of discontinued operations	535,978	566,552	419,680
TOTAL CURRENT LIABILITIES	3,122,957	1,477,996	2,951,410
LONG-TERM LIABILITIES
Right-of-use liability - operating lease		63,515
Convertible notes payable, net of debt discount of $0 and $78,482 and $0		5,018
Long-term debt - related parties		110,000	350,000
TOTAL LONG-TERM LIABILITIES		178,533	350,000
TOTAL LIABILITIES	3,122,957	1,656,529	3,301,410
STOCKHOLDERS' DEFICIT
Preferred stock, value
Common stock, value	7,257	5,507	2,721
Treasury stock, at cost;	(3,894)	(3,894)	(103,537)
Common stock payable			25,000
Additional paid in capital	15,475,885	9,167,038	2,186,651
Accumulated deficit	(17,932,264)	(10,559,658)	(3,219,768)
TOTAL STOCKHOLDERS' DEFICIT	(2,453,016)	(1,391,007)	(1,108,933)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 669,941	$ 265,522	$ 2,192,477